INVENTORIES - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Inventories [Abstract]
Cost of inventories recognised as expense during period	$ 413.9	$ 394.9
Impairment of inventories to net realizable value	$ 5.2	$ 34.0